Incentive and Share-Based Compensation, Long-Term Incentive Plan (Details) - Long-term incentive plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation arrangements [Line Items]
Number of shares authorized for issuance (in shares)	30,000,000
Number of shares available for issuance (in shares)	9,134,270
Compensation expense	$ 70	$ 66	$ 55
Tax benefit of related compensation expense	17	15	13
Restricted stock units [Member]
Share-based compensation arrangements [Line Items]
Compensation expense	33	30	26
Tax benefit of related compensation expense	8	7	6
Stock options [Member]
Share-based compensation arrangements [Line Items]
Compensation expense	8	9	8
Tax benefit of related compensation expense	2	2	2
Performance share units [Member]
Share-based compensation arrangements [Line Items]
Compensation expense	29	27	21
Tax benefit of related compensation expense	$ 7	$ 6	$ 5